HIGHLAND FUNDS II

	Class A	Class B	Class C	Class R	Class Y
Highland Global Allocation Fund	HCOAX	HCOBX	HCOCX	HCORX	HCOYX
Highland Premier Growth Equity Fund	HPEAX	HPEBX	HPECX	HPERX	HPEYX
Highland Small-Cap Equity Fund	HSZAX	HSZBX	HSZCX	HSZRX	HSZYX
Highland Fixed Income Fund	HFBAX	HFBBX	HFBCX	HFBRX	HFBYX
Highland Total Return Fund	HTAAX	HTABX	HTACX	HTARX	HTAYX

Supplement dated January 2, 2014 to the Prospectus, Summary Prospectuses and Statement of Additional Information for Highland Global Allocation Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Fixed Income Fund and Highland Total Return Fund (each, a “Fund”), each dated October 31, 2013, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectuses and Statement of Additional Information and should be read in conjunction with the Prospectus, Summary Prospectuses and Statement of Additional Information.

TRANSFER OF CLASS B SHARES TO CLASS A SHARES

On or before January 31, 2014 (the “Transfer Date”), all outstanding Class B shares of a Fund will automatically transfer to Class A shares of the respective Fund.

After the close of business on the Transfer Date (4:00 PM EST), each shareholder’s outstanding Class B shares of a Fund will automatically transfer to a number of full and/or fractional Class A shares of the respective Fund equal in value to the shareholder’s Class B shares of the Fund as of the close of business on the Transfer Date (4:00 PM EST) (the “Transfer”). The Transfer will be effected without the imposition of front-end or deferred sales charges, and, accordingly, there will be no change in the overall value of a shareholder’s shares as of the Transfer Date resulting from the Transfer. Subsequent investments in Class A shares of a Fund after the Transfer Date will be subject to the sales charges applicable to Class A shares described in the Prospectus. Shareholders may redeem Class B shares of a Fund at any time until the close of business on the Transfer Date (4:00 PM EST) without being subject to the deferred sales charges described in the Prospectus.

Accordingly, effective as of January 31, 2014, the Prospectus, Summary Prospectuses and Statement of Additional Information for Highland Global Allocation Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Fixed Income Fund and Highland Total Return Fund are hereby revised to eliminate all references to Class B shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS, SUMMARY

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

HFII-SUP-1/2/14